INVESTMENT SECURITIES (Tables)	12 Months Ended
Jun. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Values of Investments

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2017
AVAILABLE FOR SALE
Corporate debt securities	$92,576	$144	$(84)	$92,636
Foreign debt securities [1]	14,474	12	—	14,486
Obligations of states and political subdivisions	1,330	—	(3)	1,327

Total	$108,380	$156	$(87)	$108,449

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2017
HELD TO MATURITY
U.S. government agency securities	$625	$6	$—	$631
Corporate debt securities	2,698	91	—	2,789
Obligations of states and political subdivisions	5,355	41	(1)	5,395

Total	$8,678	$138	$(1)	$8,815

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2016
AVAILABLE FOR SALE
Corporate debt securities	$96,742	$150	$(40)	$96,852
Foreign debt securities [1]	8,780	5	(2)	8,783
Obligations of states and political subdivisions	2,034	7	—	2,041

Total	$107,556	$162	$(42)	$107,676

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2016
HELD TO MATURITY
U.S. government agency securities	$625	$5	$—	$630
Corporate debt securities	3,543	228	—	3,771
Obligations of states and political subdivisions	5,355	234	—	5,589

Total	$9,523	$467	$—	$9,990

Schedule of Investments by Contractual Maturity

	Due in one year or less	Due after one through five years	Due after five through ten years	Due after ten years	Total
	(Dollars in Thousands)
AVAILABLE FOR SALE
Amortized cost	$39,588	$64,272	$4,520	$—	$108,380
Fair value	39,597	64,293	4,559	—	108,449
Weighted average yield	1.69%	1.92%	2.18%	—%	1.85%
HELD TO MATURITY
Amortized cost	$2,480	$3,368	$2,205	$625	$8,678
Fair value	2,512	3,454	2,232	631	8,815
Weighted average yield	4.73%	3.81%	3.39%	2.50%	3.87%